UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

THE FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS1
(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
✓	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2012 to December 31, 2012.

Date of Report (Date of earliest event reported)	February 14, 2013

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001009180

Elliot Pinta, (703) 562-2445
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

1
Federal Deposit Insurance Corporation, solely in its capacity as receiver for the various failed depository institutions listed on the Exhibit hereto and not in its corporate capacity, is filing this Form ABS-15G in its capacity as sponsor of the following transactions, which are covered by this report: (i) FDIC 2011-C1 Trust, (ii) FDIC 2012-C1 Trust, (iii) FDIC 2011-N1 Trust, (iv) FDIC 2011-R1 Trust and (v) FDIC 2010-R1 Trust. The information in this Form ABS-15G has not been verified by any third party or by the various failed depository institutions that originated the loans that were the subject of repurchase demands. While we have requested all information from the applicable trustees with respect to repurchase demands during the reporting period, it is possible that this disclosure does not contain information about all investor demands upon such trustees for such period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS
(Securitizer)
Date:	February 14, 2013

By:	/s/ George H. Williamson
Name: George H. Williamson
Title: Manager-Capital Markets

SF Residential 2010-R1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
FDIC 2010 R-1 Trust
		CF Bancorp	1,020	$ 159,845,899.39	33.22%								n/a			n/a			n/a			n/a
		IndyMac	493	$ 127,553,875.58	26.51%								n/a			n/a			n/a			n/a
		Desert Hills Bank	110	$ 53,071,340.29	11.03%								n/a			n/a			n/a			n/a
		Warren Bank	288	$ 39,609,090.44	8.23%				1	$ 117,551.22	0.02%		n/a			n/a			n/a			n/a
		Republic Federal Bank	54	$ 35,665,703.51	7.41%								n/a			n/a			n/a			n/a
		Barnes Banking Company	128	$ 23,135,418.41	4.81%								n/a			n/a			n/a			n/a
		First Bank of Idaho	41	$ 16,481,545.99	3.43%								n/a			n/a			n/a			n/a
		Citizens State Bank	109	$ 11,730,547.43	2.44%								n/a			n/a			n/a			n/a
		Corus Bank LLC	60	$ 7,186,682.76	1.49%								n/a			n/a			n/a			n/a
		First Bank of Beverly Hills	41	$ 3,870,470.78	0.80%								n/a			n/a			n/a			n/a
		Citizens Community Bank	4	$ 1,054,435.66	0.22%								n/a			n/a			n/a			n/a
		Union Bank	1	$ 684,171.88	0.14%								n/a			n/a			n/a			n/a
		Westsound Bank	4	$ 421,407.73	0.09%								n/a			n/a			n/a			n/a
		Bank of Leeton	4	$ 367,466.25	0.08%								n/a			n/a			n/a			n/a
		Florida Community Bank	2	$ 314,278.84	0.07%								n/a			n/a			n/a			n/a
		New Frontier Bank	2	$ 187,002.74	0.04%								n/a			n/a			n/a			n/a
		Independent Bankers Bank	1	$ 17,500.00	0.00%								n/a			n/a			n/a			n/a
TOTAL			2,362	$ 481,196,837.68	100.00%				1	$ 117,551.22	0.02%

SF Residential 2011-R1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
FDIC 2011 R-1 Trust
		Colonial Bank	1,193	$ 238,612,634.90	54.48%		n/a			n/a			n/a			n/a			n/a			n/a
		First Arizona Savings	187	$ 65,625,740.03	14.98%		n/a			n/a			n/a			n/a			n/a			n/a
		Platinum Community Bank	401	$ 59,786,533.55	13.65%		n/a			n/a			n/a			n/a			n/a			n/a
		Riverside National Bank	299	$ 50,482,302.77	11.53%		n/a			n/a			n/a			n/a			n/a			n/a
		Security Savings Bank	99	$ 14,870,504.14	3.40%		n/a			n/a			n/a			n/a			n/a			n/a
		Premier Bank	45	$ 8,066,870.81	1.84%		n/a			n/a			n/a			n/a			n/a			n/a
		Citizens B&T of Chicago	3	$ 510,888.36	0.12%		n/a			n/a			n/a			n/a			n/a			n/a

TOTAL			2,227	$ 437,955,474.56	100.00%				-	$ -	0.00%

SF Residential 2011-N1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
FDIC 2011 N-1 Trust
		Colonial Bank	429	$ 92,622,600.56	31.64%		n/a			n/a			n/a			n/a			n/a			n/a
		Platinum Community Bank	247	$ 43,994,279.78	15.03%		n/a			n/a			n/a			n/a			n/a			n/a
		First Arizona Savings, FSB	92	$ 40,748,323.32	13.92%		n/a			n/a			n/a			n/a			n/a			n/a
		Riverside National Bank of Florida	127	$ 27,515,906.59	9.40%		n/a			n/a			n/a			n/a			n/a			n/a
		Lydian Private Bank	32	$ 14,313,100.00	4.89%		n/a			n/a			n/a			n/a			n/a			n/a
		K Bank	20	$ 11,416,039.28	3.90%		n/a		1	$ 611,698.90	0.21%		n/a			n/a			n/a			n/a
		Security Savings Bank, F.S.B.	76	$ 10,341,239.82	3.53%		n/a			n/a			n/a			n/a			n/a			n/a
		First National Bank	35	$ 8,953,641.24	3.06%		n/a			n/a			n/a			n/a			n/a			n/a
		Waterfield Bank	20	$ 5,383,316.77	1.84%		n/a		1	$ 215,041.84	0.07%		n/a			n/a			n/a			n/a
		Bank of the Commonwealth	27	$ 3,960,000.00	1.35%		n/a			n/a			n/a			n/a			n/a			n/a
		Indymac Federal Bank, FSB	11	$ 3,663,876.88	1.25%		n/a			n/a			n/a			n/a			n/a			n/a
		Premier Bank	21	$ 3,282,198.93	1.12%		n/a			n/a			n/a			n/a			n/a			n/a
		Earthstar Bank	27	$ 2,509,484.06	0.86%		n/a			n/a			n/a			n/a			n/a			n/a
		FirsTier Bank	5	$ 2,235,296.05	0.76%		n/a			n/a			n/a			n/a			n/a			n/a
		First National Bank of Florida	12	$ 2,223,000.00	0.76%		n/a		1	$ 66,384.60	0.02%		n/a			n/a			n/a			n/a
		Desert Hills Bank	2	$ 2,111,952.75	0.72%		n/a			n/a			n/a			n/a			n/a			n/a
		BankMeridian, N.A.	5	$ 1,962,000.00	0.67%		n/a			n/a			n/a			n/a			n/a			n/a
		CF Bancorp	3	$ 1,578,487.62	0.54%		n/a			n/a			n/a			n/a			n/a			n/a
		Integra Bank	9	$ 1,402,000.00	0.48%		n/a			n/a			n/a			n/a			n/a			n/a
		Lincoln Park Savings Bank	4	$ 1,175,502.27	0.40%		n/a			n/a			n/a			n/a			n/a			n/a
		Peotone Bank and Trust	6	$ 1,075,232.66	0.37%		n/a			n/a			n/a			n/a			n/a			n/a
		Broadway Bank	1	$ 1,000,095.00	0.34%		n/a			n/a			n/a			n/a			n/a			n/a
		First Southern National	7	$ 984,900.00	0.34%		n/a			n/a			n/a			n/a			n/a			n/a
		First Banking Center	8	$ 921,299.52	0.31%		n/a			n/a			n/a			n/a			n/a			n/a
		Lakeside Community Bank	6	$ 884,770.80	0.30%		n/a		1	$ 89,199.04	0.03%		n/a			n/a			n/a			n/a
		Ideal Federal Savings	11	$ 780,275.22	0.27%		n/a			n/a			n/a			n/a			n/a			n/a
		Community Bank Trust	6	$ 778,000.00	0.27%		n/a			n/a			n/a			n/a			n/a			n/a
		Public Savings Bank	11	$ 734,000.00	0.25%		n/a			n/a			n/a			n/a			n/a			n/a
		Enterprise Banking Company	3	$ 693,357.48	0.24%		n/a			n/a			n/a			n/a			n/a			n/a
		Citizens B&T Company of Chicago	3	$ 578,427.77	0.20%		n/a			n/a			n/a			n/a			n/a			n/a
		Barnes Banking Company	3	$ 573,506.81	0.20%		n/a			n/a			n/a			n/a			n/a			n/a
		Citizens Bank of Northern California	2	$ 458,000.00	0.16%		n/a			n/a			n/a			n/a			n/a			n/a
		AmTrust Bank	3	$ 342,000.00	0.12%		n/a			n/a			n/a			n/a			n/a			n/a
		FirstCity Bank	1	$ 326,141.22	0.11%		n/a			n/a			n/a			n/a			n/a			n/a
		Bank of Hiawassee	1	$ 300,000.00	0.10%		n/a			n/a			n/a			n/a			n/a			n/a
		Landmark Bank of Florida	2	$ 300,000.00	0.10%		n/a			n/a			n/a			n/a			n/a			n/a
		Centennial Bank	1	$ 168,275.56	0.06%		n/a			n/a			n/a			n/a			n/a			n/a
		High Trust Bank	3	$ 133,000.00	0.05%		n/a			n/a			n/a			n/a			n/a			n/a
		Warren Bank	1	$ 83,572.42	0.03%		n/a			n/a			n/a			n/a			n/a			n/a
		Citizens State Bank	1	$ 80,671.14	0.03%		n/a			n/a			n/a			n/a			n/a			n/a
		The Bank of Bonifay	3	$ 65,261.61	0.02%		n/a		1	$ 10,826.09	0.00%		n/a			n/a			n/a			n/a
		Dwelling House S&L Assn.	6	$ 65,248.40	0.02%		n/a			n/a			n/a			n/a			n/a			n/a
		Bank of Choice	3	$ -	0.00%		n/a			n/a			n/a			n/a			n/a			n/a
TOTAL			1,296	$ 292,718,281.53	100.00%				5	$ 993,150.47	0.34%

Commercial Real Estate 2011-C1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
FDIC 2011 C-1 Trust
		Liberty Bank	216	$ 212,649,413.00	53.93%		n/a			n/a			n/a			n/a			n/a			n/a
		The Cowlitz Bank	34	$ 42,330,620.00	10.73%		n/a			n/a			n/a			n/a			n/a			n/a
		Crescent Bank and Trust	21	$ 25,671,675.00	6.51%		n/a			n/a			n/a			n/a			n/a			n/a
		K Bank	14	$ 22,087,857.00	5.60%		n/a			n/a			n/a			n/a			n/a			n/a
		The Bank of Miami	7	$ 17,703,164.00	4.49%		n/a			n/a			n/a			n/a			n/a			n/a
		Warren Bank	12	$ 15,165,229.00	3.85%		n/a			n/a			n/a			n/a			n/a			n/a
		Ravenswood Bank	27	$ 13,985,787.00	3.55%		n/a			n/a			n/a			n/a			n/a			n/a
		Barnes Banking Company	7	$ 10,787,909.00	2.74%		n/a			n/a			n/a			n/a			n/a			n/a
		Citizens Bank	14	$ 9,956,009.00	2.52%		n/a			n/a			n/a			n/a			n/a			n/a
		Premier	11	$ 9,608,527.00	2.44%		n/a			n/a			n/a			n/a			n/a			n/a
		First Bankink Center	10	$ 8,262,688.00	2.10%		n/a			n/a			n/a			n/a			n/a			n/a
		Centennial Bank	5	$ 4,717,245.00	1.20%		n/a			n/a			n/a			n/a			n/a			n/a
		Rockbridge Commercial Bank	3	$ 1,413,200.00	0.36%		n/a			n/a			n/a			n/a			n/a			n/a

TOTAL			381	$ 394,339,323.00	100.00%				-	$ -	0.00%

Commercial Real Estate 2012-C1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
FDIC 2012 C-1 Trust
		United Western Bank	55	$ 81,392,705.24	18.12%		n/a			n/a			n/a			n/a			n/a			n/a
		First Community Bank	103	$ 112,128,943.11	24.96%		n/a			n/a			n/a			n/a			n/a			n/a
		FirsTier Bank	10	$ 7,663,032.64	1.71%		n/a			n/a			n/a			n/a			n/a			n/a
		Nexity Bank	5	$ 6,865,338.41	1.53%		n/a			n/a			n/a			n/a			n/a			n/a
		Park Avenue Bank	29	$ 24,175,112.35	5.38%		n/a			n/a			n/a			n/a			n/a			n/a
		Atlantic Southern Bank	10	$ 23,311,232.17	5.19%		n/a			n/a			n/a			n/a			n/a			n/a
		First Georgia Banking Company	23	$ 21,078,348.71	4.69%		n/a			n/a			n/a			n/a			n/a			n/a
		First Chicago Bank & Trust	52	$ 45,096,291.20	10.04%		n/a			n/a			n/a			n/a			n/a			n/a
		Bank of Choice	82	$ 77,052,792.11	17.15%		n/a			n/a			n/a			n/a			n/a			n/a
		Integra Bank	29	$ 32,208,430.66	7.17%		n/a			n/a			n/a			n/a			n/a			n/a
		Bank of Whitman	4	$ 18,294,716.40	4.07%		n/a			n/a			n/a			n/a			n/a			n/a

TOTAL			402	$ 449,266,943.00	100.00%				-	$ -	0.00%